UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street,

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2011

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)
Common Stocks - 97.9%
Commercial Services - 0.5%
7,600	Factset Research Systems, Inc.	676,172

Consumer Durables - 5.2%
24,300	Fossil, Inc. *	1,969,758
49,900	Snap-On, Inc.	2,215,560
44,700	Tupperware Brands Corp.	2,402,178

		6,587,496

Consumer Non-Durables - 5.1%
44,100	Coach, Inc.	2,285,703
62,300	Coca-Cola Enterprises, Inc.	1,550,024
18,000	Hansen Natural Corp. *	1,571,220
72,500	Iconix Brand Group, Inc. *	1,145,500

		6,552,447

Consumer Services - 2.8%
5,500	Chipotle Mexican Grill, Inc. *	1,666,225
60,600	International Game Technology	880,518
39,532	Marriott International, Inc.	1,076,852

		3,623,595

Electronic Technology - 9.1%
156,000	Atmel Corp. *	1,258,920
64,200	Broadcom Corp. *	2,137,218
89,800	Ciena Corp. *	1,005,760
22,800	F5 Networks, Inc. *	1,619,940
46,700	Linear Technology Corp.	1,291,255
35,500	NetApp, Inc. *	1,204,870
35,000	Skyworks Solutions, Inc. *	627,900
30,100	Synaptics, Inc. *	719,390
42,500	Veeco Instruments, Inc. *	1,037,000
19,800	VeriFone Systems, Inc. *	693,396

		11,595,649

Energy Minerals - 4.0%
11,000	Apache Corp.	882,640
16,000	Brigham Exploration Co. *	404,160
19,400	Marathon Petroleum Corp.	524,964
31,500	Murphy Oil Corp.	1,391,040
32,800	Southwestern Energy Co. *	1,093,224
14,200	Walter Energy, Inc.	852,142

		5,148,170

Finance - 7.7%
24,950	ACE, Ltd.	1,511,970
20,500	Affiliated Managers Group, Inc. *	1,600,025
29,000	Ameriprise Financial, Inc.	1,141,440
15,300	IntercontinentalExchange, Inc. *	1,809,378
47,700	Marsh & McLennan Cos., Inc.	1,265,958
12,100	Signature Bank *	577,533
27,100	T Rowe Price Group, Inc.	1,294,567

Quantity	Name of Issuer	Fair Value ($)
62,200	TCF Financial Corp.	569,752

		9,770,623

Health Services - 2.8%
43,500	Allscripts Healthcare Solutions, Inc. *	783,870
37,800	Express Scripts, Inc. *	1,401,246
9,400	Laboratory Corp. of America Holdings *	743,070
7,500	Stericycle, Inc. *	605,400

		3,533,586

Health Technology - 10.5%
28,500	Allergan, Inc.	2,347,830
92,100	Amylin Pharmaceuticals, Inc. *	850,083
35,500	Celgene Corp. *	2,198,160
18,700	Edwards Lifesciences Corp. *	1,332,936
13,400	IDEXX Laboratories, Inc. *	924,198
5,446	Intuitive Surgical, Inc. *	1,983,869
44,088	NuVasive, Inc. *	752,582
29,450	Thermo Fisher Scientific, Inc. *	1,491,348
27,300	Thoratec Corp. *	891,072
12,600	Varian Medical Systems, Inc. *	657,216

		13,429,294

Industrial Services - 3.8%
47,000	Chicago Bridge & Iron Co. NV	1,345,610
55,000	McDermott International, Inc. *	591,800
17,100	National Oilwell Varco, Inc.	875,862
14,950	Schlumberger, Ltd.	892,963
43,000	Seadrill, Ltd.	1,183,790

		4,890,025

Non-Energy Minerals - 1.8%
13,600	Allegheny Technologies, Inc.	503,064
18,400	Haynes International, Inc.	799,480
116,000	Stillwater Mining Co. *	986,000

		2,288,544

Process Industries - 8.4%
17,200	Airgas, Inc.	1,097,704
43,300	Albemarle Corp.	1,749,320
16,200	CF Industries Holdings, Inc.	1,998,918
64,300	Ecolab, Inc.	3,143,627
15,600	FMC Corp.	1,078,896
36,700	Scotts Miracle-Gro Co.	1,636,820

		10,705,285

Producer Manufacturing - 10.4%
31,600	AGCO Corp. *	1,092,412
40,125	AMETEK, Inc.	1,322,921
34,700	Cooper Industries, PLC	1,600,364
31,300	Cummins, Inc.	2,555,958
14,800	Flowserve Corp.	1,095,200
5,600	Goodrich Corp.	675,808
13,900	Precision Castparts Corp.	2,160,894

See accompanying notes to schedule of investments.
SEPTEMBER 30, 2011	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)
29,000	SPX Corp.	1,313,990
45,000	Trimble Navigation, Ltd. *	1,509,750

		13,327,297

Retail Trade - 10.5%
33,400	BJ’s Wholesale Club, Inc. *	1,711,416
65,200	Dick’s Sporting Goods, Inc. *	2,181,592
33,400	Lululemon Athletica, Inc. *	1,624,910
76,900	Macy’s, Inc.	2,024,008
18,300	Nordstrom, Inc.	835,944
43,900	TJX Cos., Inc.	2,435,133
41,200	Ulta Salon Cosmetics & Fragrance, Inc. *	2,563,876

		13,376,879

Technology Services - 11.1%
47,100	ANSYS, Inc. *	2,309,784
47,200	Cognizant Technology Solutions Corp. *	2,959,440
35,400	Informatica Corp. *	1,449,630
4,100	priceline.com, Inc. *	1,842,786
21,800	Salesforce.com, Inc. *	2,491,304
35,000	Teradata Corp. *	1,873,550
27,500	Ultimate Software Group, Inc. *	1,284,800

		14,211,294

Transportation - 2.5%
24,100	CH Robinson Worldwide, Inc.	1,650,127

Quantity	Name of Issuer	Fair Value ($)
38,700	Expeditors International of Washington, Inc.	1,569,285

		3,219,412

Utilities - 1.7%
51,500	Calpine Corp. *	725,120
25,100	UGI Corp.	659,377
25,600	Wisconsin Energy Corp.	801,024

		2,185,521

Total Common Stocks (cost: $108,684,419)		125,121,289

Total Investments in Securities - 97.9% (cost: $108,684,419)		125,121,289
Other Assets and Liabilities, net 2.1%		2,679,531

Total Net Assets - 100.0%		$127,800,820

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the inputs used to value the Fund’s net assets as of September 30, 2011 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	125,121,289	—	—	125,121,289

Total:	125,121,289	—	—	125,121,289

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

See accompanying notes to schedule of investments.
2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•

Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•

Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended September 30, 2011, there were no transfers between Levels 1, 2 and 3.

A summary of the levels for the Fund’s investments as of September 30, 2011 is included with the Fund’s schedule of investments.

3

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2011 (Continued)

At September 30, 2011, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$29,618,278	($13,181,408)	$16,436,870	$108,684,419

4

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 01, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul Rasmussen
Vice President and Treasurer

Date:	November 01, 2011

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date:	November 01, 2011